Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
CURRENT TAX ASSETS AND LIABILITIES
Summary of Current Tax Assets and Liabilities
a)	The detail of current tax receivables as of December 31, 2021 and 2020, is as follows:
b)	The detail of current tax payables as of December 31, 2021 and 2020, is as follows: